Other non-current liabilities (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
2023	$ 5,738,348
2024	213,783
2025	213,783
2026 and later	574,057
Other non-current liabilities, Total	$ 6,739,971	$ 6,739,971	$ 6,306,430